UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.2%
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$285,788
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 1.7%
35	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	35,803
	5.800%, 6/01/23
330	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	340,577
	5.250%, 6/01/25
445	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	466,422
	Series 2002, 5.375%, 5/15/33
250	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	257,420
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,145	4.750%, 6/01/22	6/16 at 100.00	BBB	1,165,782
345	5.000%, 6/01/26	6/16 at 100.00	BBB	353,718

2,550	Total Consumer Staples			2,619,722

	Education and Civic Organizations – 7.3%
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A:
600	5.700%, 10/01/20 – RAAI Insured	10/10 at 100.00	AA	637,674
750	5.750%, 10/01/30 – RAAI Insured	10/10 at 100.00	AA	798,930
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	93,499
	University, Series 2006, 5.000%, 5/01/23
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/11 at 102.00	AA	852,360
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
615	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	707,066
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	1,329,588
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999,	7/09 at 102.00	AA	801,240
	6.000%, 7/01/24 – RAAI Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,145,300
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,663,956
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	278,102
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	255,126
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,141,888
	Greater New York, Series 2002, 5.250%, 8/01/21
250	New York City Industrial Development Agency, New York, Revenue Bonds, Queens Baseball Stadium,	1/17 at 100.00	AAA	267,150
	Series 2006, 5.000%, 1/01/36 – AMBAC Insured
450	New York City Industrial Development Authority, New York, Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	480,006
	Project, Series 2006, 5.000%, 3/01/36 – MBIA Insured
575	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	620,701
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured

10,140	Total Education and Civic Organizations			11,072,586

	Financials – 0.3%
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	464,168
	2005, 5.250%, 10/01/35

	Health Care – 12.6%
490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General	8/08 at 102.00	AA	506,709
	Hospital, Series 1998A, 5.250%, 8/01/23
2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AAA	2,298,735
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%,
	2/01/37 – AMBAC Insured
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,063,511
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	743,225
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,872,198
	Hospital, Series 2005, 4.900%, 8/15/31
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	1,354,675
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,275,084
	Center, Series 2006-1, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB	1,076,620
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Ba1	255,225
	2000C, 5.500%, 7/01/26
1,620	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,770,061
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	531,695
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	528,795
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	301,104
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
575	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	604,555
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	518,045
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,258,684
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,071,220
495	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	509,187
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	264,760
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
900	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	3/07 at 100.00	N/R	901,314
	Series 1993A, 7.600%, 9/01/15
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B+	539,975
	Series 2001A, 7.125%, 7/01/31

18,250	Total Health Care			19,245,377

	Housing/Multifamily – 5.0%
400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/10 at 102.00	AAA	431,096
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	1,803,923
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,050,930
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,041,390
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,040,130
480	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	487,421
	Series 2005F-1, 4.750%, 11/01/35
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	459,114
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	8/11 at 102.00	Aaa	1,365,538
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21

7,285	Total Housing/Multifamily			7,679,542

	Housing/Single Family – 3.7%
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	956,090
	(Alternative Minimum Tax)
3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	3,833,963
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	852,844
	(Alternative Minimum Tax)

5,540	Total Housing/Single Family			5,642,897

	Long-Term Care – 10.2%
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	1,065,850
	2000B, 6.000%, 8/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/08 at 102.00	AAA	1,031,150
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,900	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AA	2,963,133
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,695	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German	2/07 at 102.00	AA–	1,731,595
	Masonic Home Corporation, Series 1996, 5.950%, 8/01/26
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	2/07 at 102.00	AAA	2,039,700
	Home Corporation, Series 1996, 6.125%, 2/01/36
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	491,751
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	283,138
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	A	139,678
	5.000%, 7/01/35 – ACA Insured
2,015	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	2,078,452
	Meadows Project, Series 1997A, 5.750%, 8/01/37 – MBIA Insured
3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/08 at 101.00	AAA	3,183,656
	Meadows Project, Series 1998A, 5.250%, 8/01/38
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	565,812
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

15,120	Total Long-Term Care			15,573,915

	Tax Obligation/General – 4.7%
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006:
1,645	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	1,641,891
400	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	425,954
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA–	813,638
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,073,630
400	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	428,892
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	2,149,480
	XLCA Insured
550	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	579,530

6,745	Total Tax Obligation/General			7,113,015

	Tax Obligation/Limited – 22.9%
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,083,420
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
395	5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AAA	429,855
250	5.000%, 7/01/25 – CIFG Insured	7/15 at 100.00	AAA	265,005
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	50,881
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – FSA Insured
380	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	402,477
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,810	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA–	1,928,736
	Development Program, Series 2002, 5.375%, 4/01/16
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	294,170
	2005F, 5.000%, 3/15/21 – FSA Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series
	2006C:
285	5.000%, 12/15/31 (UB)	12/16 at 100.00	AAA	305,075
2,830	5.000%, 12/15/35 (UB)	12/16 at 100.00	AAA	3,028,171
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	393,572
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,143,780
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,042,030
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,056,620
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	588,650
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,066,680
740	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	788,840
550	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	585,541
1,510	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,603,424
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,402,671
	Series 2003E, 5.000%, 2/01/23
1,000	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	1,055,620
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,057,230
	2003A, 5.000%, 3/15/21
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	890,753
	Development and Housing, Series 2006A, 5.000%, 3/15/36
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	2,848,444
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	1,711,109
	5.125%, 3/15/21
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	1,935,234
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,143,220
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,088,610
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,625	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	1,728,919
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	712,980
	Facilities Grants, Series 1995, 5.875%, 1/01/21
1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,284,452
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured
60	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	63,026
	7.250%, 1/01/10

32,540	Total Tax Obligation/Limited			34,979,195

	Transportation – 8.3%
400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	426,404
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	546,990
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	Ba2	1,090,562
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	1,191,440
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
670	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	710,562
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
400	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	426,076
1,200	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	1,275,564
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	523,610
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	541,860
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,067,310
435	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	462,683
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,640,400
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	912,280
800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	861,864

11,785	Total Transportation			12,677,605

	U.S. Guaranteed – 14.9% (3)
3,175	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,780,028
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
600	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	657,546
	2003A, 5.375%, 3/15/22 (Pre-refunded 3/15/13)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/07 at 108.92	Baa1 (3)	33,887
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
340	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	368,910
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
50	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	51,596
100	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	103,192
2,330	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A– (3)	2,502,653
	5.375%, 9/01/21 (Pre-refunded 9/01/11)
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A– (3)	801,908
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
2,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/07 at 102.00	AAA	2,310,683
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
150	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	162,590
600	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	641,838
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	1,079,400
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (3)	545,414
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
20	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	20,576
	(Pre-refunded 10/15/07)
140	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	151,092
	5.800%, 6/01/23 (Pre-refunded 6/01/10)
125	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/11 at 100.00	AA– (3)	133,810
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)
750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/09 at 101.00	BBB– (3)	810,848
	High School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	1,150,880
	Series 1994, 7.250%, 11/01/11 – MBIA Insured (Alternative Minimum Tax) (ETM)
2,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	3,056,196
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (3)	1,657,575
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,388,050
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,120	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (3)	1,246,806
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

20,365	Total U.S. Guaranteed			22,655,478

	Utilities – 6.6%
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,606,395
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,605,195
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	1,012,640
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/08 at 101.50	AAA	1,516,770
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
1,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,574,910
345	New York State Power Authority, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 –	11/15 at 100.00	AAA	372,586
	FGIC Insured
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	523,610
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put
	11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	262,855
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	991,390
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	573,787

9,670	Total Utilities			10,040,138

	Water and Sewer – 2.1%
300	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.150%,	8/11 at 101.00	AA	318,249
	8/01/22
415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	450,516
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,621,845
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	798,298
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

2,955	Total Water and Sewer			3,188,908

$ 143,620	Total Investments (cost $145,630,722) – 100.5%			153,238,334

	Floating Rate Obligations – (2.3%)			(3,580,000)

	Other Assets Less Liabilities – 1.8%			2,795,449

	Net Assets – 100%			$152,453,783

Forward Swaps outstanding at December 31, 2006:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (4)	Date	(Depreciation)

JPMorgan	$2,200,000	Pay	3-Month USD-LIBOR	5.768%	Semi-Annually	7/20/07	7/20/29	$129,125
Morgan Stanley	2,000,000	Pay	3-Month USD-LIBOR	5.771	Semi-Annually	7/20/07	7/20/34	129,703

								$258,828

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $141,788,960.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$7,908,191
Depreciation	(38,284)

Net unrealized appreciation (depreciation) of investments	$7,869,907

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.